ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Sep. 30, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.           ORGANIZATION AND PRINCIPAL ACTIVITIES

Origin Agritech Limited (“Agritech”), incorporated under the laws of the British Virgin Islands, and its subsidiaries and variable interest entities are referred to in this report as “we”, “us”, “our”, or “the Company”. We are principally engaged in hybrid crop seed development, production and distribution business.

As of September 30, 2024, the Company’s subsidiaries and variable interest entities included in continuing operations consisted of the following:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity
Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment Holding

OAL SMY Limited	July 28, 2021	USA	100%	Investment Holding

Subsidiary held by OAL SMY:
Beijing Aoyu Science Development Co. Ltd (“Beijing Aoyu”)	October 10, 2023	PRC	100%	Hybrid seed technology development

Beijing Origin State Harvest Biotechnology Limited (“Origin Biotechnology”)	December 1, 2004	People’s Republic of China (“PRC”)	100%	Hybrid seed technology development

Variable interest entities:
Hainan Aoyu Biotechnology Limited(Hainan Aoyu)	March 2, 2022	PRC	100%	Hybrid crop seed development, production and distribution

Henan Baodao Origin Agriculture and Animal Husbandry Co., Ltd (“Baodao Origin”)	Nov 23, 2022	PRC	51%	Agricultural seed products distribution

Subsidiaries held by Hainan Aoyu:

Xinjiang Originbo Seed Company Limited (note) (“Xinjiang Originbo”)	July 13, 2011	PRC	70.52%	Hybrid crop seed development, production and distribution

Beijing Origin Agriculture Limited (“Origin Agriculture”)	August 9, 2024	PRC	100%	Hybrid crop seed development, production and distribution

Subsidiary held by Baodao Origin:
Shihezi Baodao Agriculture and Animal Husbandry Technology Co., Ltd	March 8, 2023	PRC	100%	Agricultural seed and feed products distribution

Subsidiaries held by Origin Biotechnology:

Shandong Aoruixinong Agricultural Technology Limited (Shandong Aoruixinong)	September 27, 2019	PRC	51%	Agricultural seed products distribution

Hubei Aoyu Zhongye Limited (Hubei Aoyu)	October 22, 2018	PRC	51%	Agricultural seed products distribution

Anhui Aoyu Zhongye Limited (Anhui Aoyu)	July 25, 2018	PRC	50%	Agricultural seed products distribution

Xuzhou Aoyu Zhongye Limited (Xuzhou Aoyu)	September 25, 2018	PRC	51%	Agricultural seed products distribution

Henan Aoyu Zhongye Limited (note (i)) (“Henan Aoyu”)	July 16, 2018	PRC	51%	Agricultural seed products distribution

Reorganization of State Harvest prior to the share exchange transaction with Chardan China Acquisition Corp. (“Chardan”)

On December 1, 2004, State Harvest established Origin Biotechnology, a wholly-owned foreign enterprise (“WOFE”) under the laws of the PRC with an operating period of 20 years.

Under PRC law, foreign entities are not currently permitted to own more than 49% of a seed production company. In order to address those restrictions, State Harvest conducts substantially all of its business through contractual agreements with its variable interest entity (“VIE”), Hainan Aoyu. These agreements are summarized in the following paragraphs.

Stock Consignment Agreements

Under Chinese law, foreign ownership of businesses engaged in the breeding of new varieties, development, production, marketing, distribution and sale of hybrid food crop seeds is limited to 49% pursuant to the Regulation on the Approval and Registration of Foreign Investment Enterprises in Agricultural Seed Industry and The Foreign Investment Industrial Guidance Catalogue. State Harvest, as a non-Chinese corporation, may not directly own more than 49% of any of the PRC Operating Companies. However, Chinese law does not forbid the owner of stock to consign rights associated with the stock, as long as the owner does not transfer title to the stock. To gain control over the PRC Operating Companies, State Harvest entered into a series of stock consignment agreements with shareholders of those companies.

State Harvest has been assigned 100% voting rights by the shareholders of Hainan Aoyu through a consignment agreement which includes the following terms: (1) The shares of Hainan Aoyu cannot be transferred without the approval of State Harvest; (2) State Harvest has the right to appoint all directors and senior management personnel of Hainan Aoyu and (3) The shareholder rights including voting rights require the transfer of the shares of Hainan Aoyu to State Harvest or any party designated by State Harvest within three years upon the removal of the PRC legal restriction.

Risks in relation to the VIE structure

Two of our PRC operating subsidiaries are controlled subsidiaries through stock consignment agreements rather than by direct ownership of shares, the terms of which may have to be enforced, which would require us to incur extra costs, create uncertainty as to ownership of the operating businesses involved and risk the possible loss of rights. There is the risk, however, that a consigning shareholder will not fulfill its obligations under the stock consignment agreement. In that event, we may need to resort to the PRC courts to have our rights under the applicable agreement enforced. Such enforcement will cause us to incur legal expenses. In addition, while a case is pending there will be uncertainty regarding our rights as to the three PRC operating subsidiaries involved. In addition, a PRC court may decide not to enforce the agreements in whole or in part. To the extent these agreements are neither observed nor enforced as intended, the PRC operating subsidiaries will not be controlled by us as intended, which will affect our enterprise value and restrict our ability to obtain the income and other rights of ownership associated with the consigned stock. It may also prevent the consolidation of our financial statements with the PRC operating subsidiaries, which would reduce the reported earnings of the consolidated companies. The uncertainty of ownership may also adversely affect the market value of our ordinary shares.

Whether or not a stock consignment agreement is terminated depends on the consensus of our Board and the consignees. Any such termination could result in a possible loss of certain rights or assets held by us without receiving fair value in return. The stock consignment agreements relating to our control of the stock of our PRC operating subsidiaries may be terminated after three years upon mutual agreement between us and the consignees. Holding this amount of stock will allow these officers to control or greatly influence the selection of directors and matters submitted to a vote of our shareholders, including voting to terminate the stock consignment agreements.

There are corporate protections in place designed to protect our interests, such as an independent Board of Directors, an audit committee comprised of independent directors that must approve insider transactions, a code of conduct requiring fair dealing with the Company, and the British Virgin Islands statutory provision that a disposition of more than 50% of the assets of a company must be approved by a majority of the shareholders. Moreover, if consigned stock is transferred to us as provided in the stock consignment agreements when the restrictions under PRC law are lifted, that stock will no longer be subject to the stock consignment agreements, and the termination of the stock consignment agreements would then have no effect on the ownership of that stock. However, if the stock consignment agreements are terminated, then we would lose our rights with respect to the consigned stock and the profits from the issuing corporation. Such a loss would impair the value of the Company and would reduce our ability to generate revenues.

The Company has aggregated the financial information of the VIEs in the table below. The aggregated carrying amount of assets and liabilities after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2023 and 2024 are as follows:

Risks in relation to the VIE structure

	September 30,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	2,142	1,415	202
Accounts receivable, net	189	1,280	183
Advances to suppliers	64,502	52,714	7,523
Inventories	2,511	1,343	192
Other current assets	929	276	39
Total current assets	70,273	57,028	8,139
Land use rights, net	—	3,192	456
Plant and equipment, net	18,771	28,279	4,036
Equity investments	130,541	144,541	20,627
Other assets	1,192	—	—
Total assets	220,777	233,040	33,258
LIABILITIES
Current liabilities
Short-term borrowings	—	4,950	706
Current portion of long-term borrowings	—	—	—
Accounts payable	318	6,595	941
Due to growers	404	—	—
Due to related parties	6,205	9,894	1,412
Advances from customers	76,936	46,758	6,673
Other payables and accrued expenses	1,266	11,884	1,696
Total current liabilities	85,129	80,081	11,428
Other long-term liability	6,177	5,813	830
Total liabilities	91,306	85,894	12,258

As of September 30, 2022, 2023 and 2024, consolidated assets of RMB 53.7 million, RMB 220.8 million and RMB 233 million respectively, are collateral for the VIE’s obligations and may not be used to settle the liabilities of the Parent Company.